Wellington Shields All-Cap Fund
		Schedule of Investments
		August 31, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
14,000	Raytheon Technologies Corp.			$ 1,256,500	2.40%

Banks
3,500	First Republic Bank			531,405	1.02%

Beverages
14,000	The Coca-Cola Company			863,940
5,000	Constellation Brands, Inc. - Class A			1,230,250
				2,094,190	4.00%

Capital Markets
1,200	Blackrock Inc.			799,668
13,900	Blackstone, Inc.			1,305,766
				2,105,434	4.03%

Chemicals
5,000	Linde PLC (United Kingdom)			1,414,300	2.70%

Crude Petroleum & Natural Gas
16,000	Diamondback Energy, Inc.			2,132,480
8,000	Pioneer Natural Resources Company			2,025,760
				4,158,240	7.95%

Electric Utilities
23,000	Constellation Energy Corp.			1,876,570
17,100	NextEra Energy, Inc.			1,454,526
				3,331,096	6.37%

Electronic Computers
8,000	Apple Inc.			1,257,760	2.41%

Fabricated Plate Work (Boiler Shops)
9,000	Chart Industries, Inc. *			1,744,740	3.34%

Farm Machinery & Equipment
4,300	Deere & Co.			1,570,575	3.00%

Health Care Equipment & Supplies
11,400	Edwards Lifesciences Corporation *			1,027,140	1.96%

Health Care Providers & Services
4,800	McKesson Corporation			1,761,600
2,650	UnitedHealth Group Incorporated			1,376,225
				3,137,825	6.00%

Industrial Conglomerates
6,500	Honeywell International Inc.			1,230,775	2.35%

Internet & Direct Marketing Retail
14,000	Alphabet, Inc. - Class A *			1,515,080
1,840	Alphabet, Inc. - Class C *			200,836
13,600	Amazon.com, Inc. *			1,724,072
				3,439,988	6.58%

IT Services
4,150	Accenture PLC - Class A (United Kingdom)			1,197,109	2.29%

Life Sciences Tools & Services
2,700	Thermo Fisher Scientific Inc.			1,472,364	2.82%

Motor Vehicles & Passenger Car Bodies
4,710	Tesla, Inc. *			1,298,123	2.48%

Motors & Generators
4,000	Generac Holdings Inc. *			881,640	1.69%

Multiline Retail
6,500	Target Corporation			1,042,210	1.99%

Pharmaceuticals
2,250	Eli Lilly And Company			677,768
27,000	Pfizer Inc.			1,221,210
				1,898,978	3.63%

Rubber & Plastics Footwear
9,000	Crocs, Inc. *			663,300	1.27%

Semiconductors & Semiconductor Equipment
3,000	Enphase Energy Inc. *			859,320
11,000	Microchip Technology Incorporated			717,750
				1,577,070	3.02%

Software
5,500	Microsoft Corporation			1,438,085
2,200	Palo Alto Networks, Inc. *			1,224,982
				2,663,067	5.09%

Transportation Services
20,000	GXO Logistics, Inc. *			887,600	1.70%

Total for Common Stocks (Cost $33,003,254)				41,881,428	80.09%

EXCHANGE TRADED FUNDS
Equity Funds
6,400	iShares® U.S. Consumer Staples ETF			1,260,480
6,000	SPDR® S&P® Oil & Gas Exploration & Production ETF			868,500
10,000	The Health Care Select Sector SPDR® Fund ETF			1,247,600

Total for Exchange Traded Funds (Cost $2,885,226)				3,376,580	6.46%

REAL ESTATE INVESTMENT TRUSTS
9,000	Simon Property Group Inc.			917,820	1.76%
Total for Real Estate Investment Trusts (Cost $1,482,677)

MONEY MARKET FUNDS
6,116,284	First American Treasury Obligations Fund - Class X 2.14% **			6,116,284	11.70%
	(Cost - $6,116,284)

	Total Investments			52,292,112	100.01%
	(Cost - $43,487,441)

	Liabilities in Excess of Other Assets			(5,292)	-0.01%

	Net Assets			$ 52,286,820	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at August 31, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2022, was $43,487,441. At August 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Appreciation		$ 10,574,354
		Unrealized Depreciation		(1,769,683)
		Unrealized Appreciation		$ 8,804,671

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid (or ask in the event of a short sale of an equity security), it is generally categorized as a level 2 security. When market quotations are not readily available or when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures, and are categorized as level 2 or 3, when appropriate. The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the Valuation Designee.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s Valuation and Fair Value Pricing Policies and Procedures, the Valuation Committee, which includes the Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2022:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 41,881,428	$ -	$ -	$ 41,881,428
Exchange Traded Funds		3,376,580	-	-	3,376,580
Real Estate Investment Trusts		917,820	-	-	917,820
Money Market Funds		6,116,284	-	-	6,116,284
Total		$ 52,292,112	$ -	$ -	$ 52,292,112

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended August 31, 2022.